                                                                                    July 1, 2015

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, DC  20549

Re:     Dreyfus Institutional Cash Advantage Funds (the "Registrant")

          1940 Act No: 811-21075

          1933 Act No: 333-86182

          CIK: 0001171061

Dear Sir or Madam:

          Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended April 30, 2015.

          Please direct any questions or comments to the attention of the undersigned at (212) 922-6906.

                                                                   Very truly yours,

/s/ Elyse Cardona

Elyse Cardona

Paralegal

EC/

Enclosures